Deferred Tax Liabilities - Schedule of Deferred Tax Liabilities (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Deferred Tax Liabilities [Abstract]
Balance at beginning	RM 7,237,031		RM 18,348,653	RM 18,113,481
Recognized in profit or loss	(770,228)		(11,111,622)	235,172
Balance at ending	RM 6,466,803	$ 1,534,236	RM 7,237,031	RM 18,348,653